Related party transactions - Related Party Balance Sheet (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		$ 74,412	$ 68,689
Scorpio Pools [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		74,412	66,178
Working capital contributions to Scorpio Group Pools		49,094	42,973
Accounts payable and accrued expenses		3,717	66
Working capital contributions, related parties		24,300	22,900
SSM [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		1,624	2,461
Accounts payable and accrued expenses		2,667	832
Scorpio Commercial Management SAM (SCM) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		0	2,511
Accounts payable and accrued expenses		14	389
Commission on gross revenue, per charter fixture	0.85%
Port Agent [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts payable and accrued expenses		361	459
Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Management Fees, Related Party Transactions		0
Accounts payable and accrued expenses		$ 353	409
Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Working capital repayment period upon vessel's exit from each pool		6 months
Scorpio Handymax Tanker Pool Limited [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and prepaid expenses		$ 2,984	4,559
Working capital contributions to Scorpio Group Pools		$ 6,794	4,923
Working capital repayment period upon vessel's exit from each pool		6 months
STI Esles II and STI Jardins [Member] | Scorpio Services Holding Limited (SSH) [Member] | Other related parties [member]
Disclosure of transactions between related parties [line items]
Management Fees, Related Party Transactions			$ 700